Class A Ordinary Share Subject to Possible Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Share Subject to Possible Redemption.
Class A Ordinary Share Subject to Possible Redemption

Note 7 — Class A Ordinary Share Subject to Possible Redemption

The Company’s Class A ordinary share feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 shares of Class A ordinary share with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary share are entitled to one vote for each share. As of September 30, 2022 and December 31, 2021, there were 41,400,000 shares of Class A ordinary share outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the condensed balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$414,000,000
Less:
Fair value of Public Warrants at issuance	(14,076,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(22,759,327)
Plus:
Accretion of carrying value to redemption value	36,835,327
Class A ordinary shares subject to possible redemption - December 31, 2021	414,000,000
Increase in redemption value of Class A ordinary shares subject to redemption	545,708
Class A ordinary shares subject to possible redemption - June 30, 2022	$414,545,708
Increase in redemption value of Class A ordinary shares subject to redemption	1,872,086
Class A ordinary shares subject to possible redemption - September 30, 2022	$416,417,794

Note 7 — Class A Ordinary Share Subject to Possible Redemption

The Company’s Class A ordinary share feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 shares of Class A ordinary share with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary share are entitled to one vote for each share. As of December 31, 2021, there were 41,400,000 shares of Class A ordinary share outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the balance sheet. As of December 31, 2020, there were no Class A ordinary shares outstanding.

The Class A ordinary share subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross Proceeds	$414,000,000
Less:
Fair value of Public Warrants at issuance	(14,076,000)
Class A ordinary share issuance costs	(22,759,327)
Plus:
Accretion of carrying value to redemption value	36,835,327
Class A ordinary share subject to possible redemption	$414,000,000